FINANCE COSTS, NET (Schedule of Finance Costs Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of finance costs, net [Abstract]
Net foreign exchange rate gains	₪ 2		₪ 7
Fair value gain from derivative financial instruments, net		[1]		[1]	₪ 2
CPI linkage income			2		9
Interest income from cash equivalents	2		1		1
Other		[1]	3		1
Finance income	4	[2]	13		13
Interest expenses	171		105		136
CPI linkage expenses	4
Net foreign exchange rate losses					9
Other finance costs	9		13		11
Finance expenses	184	[2]	118		156
Finance costs, net	₪ 180	[2]	₪ 105		₪ 143

[1]	Representing an amount of less than 1 million
[2]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.